PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 85.0%
Asset-Backed Securities 12.4%
Automobiles 7.5%
Ally Auto Receivables Trust,
Series 2018-03, Class A3	3.000%	01/17/23	7,327	$7,419,910
Series 2019-02, Class A3	2.230	01/16/24	3,700	3,765,531
Ally Master Owner Trust,
Series 2018-02, Class A	3.290	05/15/23	9,100	9,243,851
Series 2018-04, Class A	3.300	07/17/23	10,000	10,207,547

Bank of The West Auto Trust, Series 2017-01, Class A3, 144A	2.110	01/15/23	302	303,558
BMW Floorplan Master Owner Trust, Series 2018-01, Class A1, 144A	3.150	05/15/23	5,000	5,075,635
CarMax Auto Owner Trust,
Series 2017-04, Class A3	2.110	10/17/22	724	727,934
Series 2018-01, Class A3	2.480	11/15/22	1,346	1,357,632
Series 2018-02, Class A3	2.980	01/17/23	2,995	3,033,002
Series 2018-03, Class A3	3.130	06/15/23	6,928	7,053,469
Series 2018-04, Class A3	3.360	09/15/23	9,224	9,431,378
Series 2019-01, Class A2A	3.020	07/15/22	264	264,174
Series 2019-02, Class A3	2.680	03/15/24	3,500	3,590,082
Series 2020-04, Class A3	0.500	08/15/25	2,400	2,398,511

Fifth Third Auto Trust, Series 2019-01, Class A3	2.640	12/15/23	2,500	2,547,729
Ford Credit Auto Lease Trust,
Series 2020-B, Class A2A	0.500	12/15/22	2,700	2,703,211
Series 2020-B, Class A2B, 1 Month LIBOR + 0.260%	0.408(c)	12/15/22	2,700	2,703,659
Ford Credit Auto Owner Trust,
Series 2016-01, Class A, 144A	2.310	08/15/27	3,250	3,268,637
Series 2017-01, Class A, 144A	2.620	08/15/28	4,600	4,729,337
Ford Credit Floorplan Master Owner Trust,
Series 2019-01, Class A	2.840	03/15/24	8,400	8,678,820
Series 2019-03, Class A1	2.230	09/15/24	3,800	3,921,346

GM Financial Automobile Leasing Trust, Series 2019-03, Class A2A	2.090	10/20/21	1,763	1,767,701
GM Financial Consumer Automobile Receivables Trust,
Series 2018-03, Class A3	3.020	05/16/23	2,715	2,756,547
Series 2018-04, Class A3	3.210	10/16/23	4,533	4,624,860
GMF Floorplan Owner Revolving Trust,
Series 2018-04, Class A1, 144A	3.500	09/15/23	13,100	13,455,670
Series 2019-01, Class A, 144A	2.700	04/15/24	10,500	10,846,874

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Honda Auto Receivables Owner Trust,
Series 2018-02, Class A3	3.010%	05/18/22	2,327	$2,351,624
Series 2019-02, Class A3	2.520	06/21/23	2,000	2,043,705
Hyundai Auto Lease Securitization Trust,
Series 2019-B, Class A2, 144A	2.080	12/15/21	5,736	5,756,994
Series 2020-B, Class A2, 144A	0.360	01/17/23	2,600	2,602,181

Hyundai Floorplan Master Owner Trust, Series 2019-01, Class A, 144A	2.680	04/15/24	4,900	5,050,480
Mercedes-Benz Auto Receivables Trust, Series 2018-01, Class A3	3.030	01/17/23	2,609	2,642,451
Nissan Auto Receivables Owner Trust, Series 2018-B, Class A3	3.060	03/15/23	3,179	3,228,125
Santander Retail Auto Lease Trust,
Series 2019-A, Class A2, 144A	2.720	01/20/22	5,902	5,927,001
Series 2019-C, Class A2A, 144A	1.890	09/20/22	11,201	11,300,600
Series 2020-B, Class A2, 144A	0.420	11/20/23	10,400	10,398,505

Toyota Auto Receivables Owner Trust, Series 2018-C, Class A3	3.020	12/15/22	4,613	4,676,294
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130	11/15/23	6,674	6,798,323
Series 2018-D, Class A3	3.330	04/15/24	7,990	8,174,049
Series 2019-A, Class A3	3.040	05/15/24	1,800	1,839,231

World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A2A	2.050	07/15/22	7,631	7,683,641
				206,349,809
Credit Cards 3.4%
American Express Credit Account Master Trust,
Series 2018-06, Class A	3.060	02/15/24	7,700	7,853,536
Series 2018-08, Class A	3.180	04/15/24	7,700	7,897,073
Series 2019-01, Class A	2.870	10/15/24	15,000	15,543,828
Series 2019-02, Class A	2.670	11/15/24	6,900	7,147,059
Series 2019-03, Class A	2.000	04/15/25	14,800	15,279,300
BA Credit Card Trust,
Series 2018-A03, Class A3	3.100	12/15/23	4,500	4,591,946
Series 2019-A01, Class A1	1.740	01/15/25	16,600	17,041,510
Discover Card Execution Note Trust,
Series 2018-A04, Class A4	3.110	01/16/24	7,400	7,551,004

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards (cont’d.)
Discover Card Execution Note Trust, (cont’d.)
Series 2018-A05, Class A5	3.320%	03/15/24	10,100	$10,370,856
Series 2019-A01, Class A1	3.040	07/15/24	1,000	1,033,719
				94,309,831
Home Equity Loans 1.1%
ABFC Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	238	241,534
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	0.829(c)	04/25/33	645	598,173
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.049(c)	03/25/34	491	485,576

Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	0.849(c)	01/25/35	985	967,552
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 1.700%)	2.699(c)	11/25/33	16	21,048
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	0.889(c)	12/25/33	211	204,809
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 1.800%)	2.849(c)	09/25/33	6,903	6,914,706
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.480%)	1.109(c)	05/25/34	16	15,798

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	0.829(c)	11/25/33	193	186,234
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 0.820%)	1.379(c)	06/25/43	468	468,467
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.199(c)	11/25/33	1,248	1,234,291

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)	2.999%(c)	12/25/32	52	$52,297
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	1.499(c)	02/25/33	427	424,955
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 0.880%)	1.469(c)	08/25/33	831	826,998
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 0.860%)	1.439(c)	08/25/33	739	734,204
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)	1.229(c)	04/25/34	289	287,261

MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	0.849(c)	09/25/34	140	133,536
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	0.949(c)	08/25/35	51	45,836
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)	1.349(c)	08/25/35	272	270,212
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC06, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	1.649(c)	11/25/32	184	182,526
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)	1.424(c)	04/25/33	1,208	1,203,977
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 2.300%)	3.599(c)	04/25/33	88	86,959
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.199(c)	09/25/33	904	896,234
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)	2.774(c)	09/25/33	13	12,463
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.169(c)	10/25/33	141	140,573
Series 2004-HE01, Class A4, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	0.889(c)	01/25/34	1,035	1,008,478
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.049(c)	08/25/34	2,660	2,617,371

New Century Home Equity Loan Trust, Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.590%)	1.034(c)	05/25/34	3,032	2,952,046

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.430%)	1.009%(c)	06/25/33	248	$234,729
Residential Asset Securities Trust, Series 2004-KS05, Class AI5	4.650(cc)	06/25/34	4,937	5,043,100
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 1.600%)	2.549(c)	12/25/33	36	35,698
				28,527,641
Residential Mortgage-Backed Securities 0.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)	1.019(c)	07/25/34	367	366,221
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)	1.949(c)	07/25/32	78	77,361
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.250%)	0.649(c)	05/25/32	344	338,230
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	0.809(c)	11/25/32	319	315,085
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.199(c)	07/25/33	147	146,507
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)	0.899(c)	03/25/34	204	202,699

Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.169(c)	11/25/33	569	555,153
Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860(cc)	08/25/33	59	60,357
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	0.869(c)	08/25/34	173	171,737
GSAMP Trust, Series 2003-FM01, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 1.850%)	2.926(c)	03/20/33	28	29,693

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

HSI Asset Securitization Corp. Trust, Series 2006-OPT04, Class 2A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)	0.399%(c)	03/25/36	1,400	$1,374,395
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)	1.274(c)	07/25/33	785	780,884
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.169(c)	08/25/33	403	400,191
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	0.944(c)	06/25/34	1,840	1,787,734
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)	1.004(c)	07/25/34	2,547	2,494,319
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)	2.999(c)	02/25/34	220	220,742
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)	1.799(c)	10/25/34	732	728,991

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.049(c)	05/25/34	424	410,306
Specialty Underwriting & Residential Finance Trust, Series 2004-BC04, Class A1B, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	0.949(c)	10/25/35	549	536,954
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	0.829(c)	01/25/33	100	98,186
				11,095,745
Student Loan 0.0%
Navient Student Loan Trust, Series 2019-01A, Class A1, 144A, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)	0.479(c)	12/27/67	464	464,449

Total Asset-Backed Securities (cost $329,606,544)				340,747,475
Certificates of Deposit 2.0%
Credit Agricole Corporate & Investment Bank, 3 Month LIBOR + 0.480%	0.729(c)	09/13/21	10,000	10,028,031

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Nordea Bank Abp, 3 Month LIBOR + 0.200%	0.465%(c)	02/14/22	20,000	$19,998,934
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350%	0.574(c)	07/12/21	5,000	5,006,067
Svenska Handelsbanken, 3 Month LIBOR + 0.200%	0.470(c)	02/18/22	20,000	20,027,257

Total Certificates of Deposit (cost $54,992,179)				55,060,289
Commercial Mortgage-Backed Securities 15.5%
BANK, Series 2017-BNK05, Class A1	1.909	06/15/60	879	882,640
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	0.870(c)	03/15/37	37,270	35,871,902
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	2,160	2,286,319
Series 2018-B05, Class A2	4.077	07/15/51	1,800	1,928,994
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671% (Cap N/A, Floor 0.648%)	0.819(c)	03/15/37	35,000	34,959,267
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.948(c)	12/15/36	5,994	5,979,820

BX Trust, Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	1.236(c)	09/15/37	9,369	8,532,038
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.218(c)	12/15/37	9,500	9,481,978
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)	0.938(c)	07/15/32	4,568	4,566,526
Citigroup Commercial Mortgage Trust, Series 2016-P04, Class A2	2.450	07/10/49	20,000	20,057,740
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928	02/10/47	997	996,269
Series 2014-UBS02, Class A2	2.820	03/10/47	31	30,697
Series 2014-UBS05, Class A2	3.031	09/10/47	684	683,512
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.148(c)	09/15/33	11,508	11,060,797

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.128(c)	05/15/36	35,000	34,975,423

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CSWF, Series 2018-TOP, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.148%(c)	08/15/35	12,170	$11,860,325
DBJPM Mortgage Trust,
Series 2016-C01, Class A1	1.676	05/10/49	37	37,366
Series 2016-C03, Class A1	1.502	08/10/49	270	270,347
GS Mortgage Securities Trust,
Series 2018-GS09, Class A1	2.861	03/10/51	2,766	2,812,796
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.238(c)	10/15/31	21,300	20,678,475
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A	3.472	07/15/47	14,302	14,429,651
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.998(c)	10/15/32	9,697	9,312,112
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.090(c)	07/05/33	19,358	18,986,607
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.148(c)	09/15/29	4,600	4,511,146
Series 2020-NNN, Class AFL, 144A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	1.006(c)	01/16/37	2,700	2,650,531
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	760	790,273
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	9,304	9,863,700
Series 2014-C24, Class A3	3.098	11/15/47	19,500	19,607,599
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	25,000	26,562,872

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A2	2.215	05/13/53	25,000	25,896,502
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128	07/12/50	4,893	4,950,347
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A2, 144A	2.776	03/10/50	10,558	10,702,457
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C06, Class A4	2.858	11/15/45	3,711	3,821,983
Series 2013-C07, Class A3	2.655	02/15/46	5,848	5,949,064
Series 2015-C24, Class A2	3.088	05/15/48	1,765	1,764,502
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4	3.244	03/15/45	3,450	3,505,254
Series 2016-UB12, Class A2	2.932	12/15/49	13,200	13,352,374
Series 2018-H03, Class A2	3.997	07/15/51	2,250	2,400,052
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A1	1.887	06/15/50	747	749,469

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
UBS Commercial Mortgage Trust, (cont’d.)
Series 2018-C08, Class A2	3.713%	02/15/51	2,400	$2,510,231
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C03, Class A4	3.091	08/10/49	9,006	9,309,109
Series 2012-C04, Class A3	2.533	12/10/45	14,540	14,630,723
Series 2012-C04, Class A5	2.850	12/10/45	4,512	4,665,948

Wells Fargo Commercial Mortgage Trust, Series 2015-P02, Class A2B	4.737(cc)	12/15/48	3,944	3,942,375
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.897(c)	03/15/47	2,744	2,743,936

Total Commercial Mortgage-Backed Securities (cost $429,298,054)				425,562,048
Corporate Bonds 55.1%
Aerospace & Defense 0.6%
General Dynamics Corp., Gtd. Notes, 3 Month LIBOR + 0.380%	0.633(c)	05/11/21	10,675	10,692,548
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350	09/15/21	5,263	5,399,649
				16,092,197
Agriculture 0.3%
Altria Group, Inc., Gtd. Notes	3.490	02/14/22	6,000	6,230,277
Cargill, Inc., Sr. Unsec’d. Notes, 144A	1.375	07/23/23	3,000	3,067,633
				9,297,910
Airlines 0.7%
Southwest Airlines Co., Sr. Unsec’d. Notes	4.750	05/04/23	17,500	18,752,509
Apparel 0.6%
VF Corp., Sr. Unsec’d. Notes	2.050	04/23/22	15,000	15,344,662

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 3.2%
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.599%(c)	11/05/21	3,410	$3,416,335
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	1.850	09/15/21	8,000	8,086,431
Gtd. Notes, 144A	3.400	08/13/21	7,000	7,163,854
Gtd. Notes, 144A	3.800	04/06/23	10,000	10,740,011
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.450%	0.706(c)	02/22/21	11,000	11,007,900
Gtd. Notes, 144A	2.300	02/12/21	1,670	1,678,332

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%	1.181(c)	03/02/21	8,000	7,998,228
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	0.504(c)	04/13/21	10,000	10,010,266
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	0.510(c)	10/07/21	11,000	11,021,583
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.690%	0.914(c)	01/11/22	550	553,590
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%	1.024(c)	11/13/20	7,000	7,001,384
Gtd. Notes, 144A	2.900	05/13/22	10,000	10,324,168
				89,002,082
Banks 13.7%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	0.563(c)	11/09/20	600	600,037
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.490%	0.737(c)	11/21/22	20,434	20,544,188

Banco Santander SA (Spain), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.560%	1.784(c)	04/11/22	12,200	12,316,805
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000	05/13/21	1,225	1,255,367
Bank of Montreal (Canada), Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	0.684(c)	04/13/21	7,500	7,515,069
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.050%	1.264(c)	10/30/23	1,927	1,956,368
Sr. Unsec’d. Notes, MTN	1.950	08/23/22	6,700	6,899,253
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%	0.847(c)	09/19/22	1,750	1,763,892

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of Nova Scotia (The) (Canada), (cont’d.)
Sr. Unsec’d. Notes	1.625%	05/01/23	14,000	$14,382,046

Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.730%	0.948(c)	07/20/22	960	967,550
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	1.700	05/12/22	11,000	11,199,540
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.800%	0.888(c)	03/17/23	21,000	21,135,792
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.957(c)	06/16/22	2,260	2,280,983

Citibank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	0.853(c)	05/20/22	4,750	4,761,989
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.937(c)	03/16/23	18,000	18,181,760
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.950(c)	03/10/22	5,000	5,036,572
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.680%	0.913(c)	09/18/22	250	252,196
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes	3.125	04/26/21	8,000	8,110,953
Sr. Unsec’d. Notes, GMTN	2.500	01/19/21	15,000	15,073,126
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.450%	0.537(c)	02/04/22	18,000	18,002,800
Sr. Unsec’d. Notes	2.100	11/12/21	9,000	9,161,313

Fifth Third Bank NA, Sr. Unsec’d. Notes, MTN	1.800	01/30/23	7,000	7,200,684
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625	04/25/21	3,200	3,229,127
Huntington National Bank (The), Sr. Unsec’d. Notes	1.800	02/03/23	8,000	8,215,010
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A, MTN	6.500	02/24/21	3,084	3,135,029
KeyBank NA, Sr. Unsec’d. Notes	1.250	03/10/23	12,500	12,737,814
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	1.027(c)	06/21/21	3,000	3,012,672
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	20,000	20,735,481

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.273%	09/13/21	9,210	$9,360,834
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN, Secured Overnight Financing Rate + 0.700%	0.789(c)	01/20/23	9,167	9,188,983
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	1.615(c)	10/24/23	11,551	11,750,431

National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.890%	1.114(c)	01/10/22	400	403,496
National Securities Clearing Corp., Sr. Unsec’d. Notes, 144A	1.200	04/23/23	5,000	5,089,586
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.325%	0.581(c)	02/24/23	14,000	14,018,892
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.717(c)	07/27/22	350	352,017
Sr. Unsec’d. Notes	2.150	04/29/21	1,385	1,395,839

Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	0.604(c)	04/30/21	10,000	10,017,498
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	0.940(c)	11/15/21	9,000	9,032,329
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.625	11/17/20	4,300	4,304,161
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate + 0.480%	0.570(c)	01/27/23	2,750	2,757,916
Truist Bank,
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.730%	0.818(c)	03/09/23	2,750	2,769,282
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	0.870(c)	05/17/22	15,000	15,095,047

UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.750	04/21/22	12,500	12,727,637
US Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%	0.696(c)	05/23/22	6,300	6,332,125
Wells Fargo & Co., Sr. Unsec’d. Notes	2.100	07/26/21	10,000	10,132,873
Wells Fargo Bank NA, Sr. Unsec’d. Notes	2.082(ff)	09/09/22	12,000	12,165,492
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	1.000(c)	05/15/23	175	176,975
				376,734,829

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.9%
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551%	05/25/21	10,000	$10,175,896
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	14,500	14,526,995
				24,702,891
Biotechnology 0.6%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%	0.370(c)	09/17/21	3,500	3,501,642
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.520%	0.740(c)	09/29/23	6,000	6,008,035
Sr. Unsec’d. Notes	0.750	09/29/23	6,000	6,014,039
				15,523,716
Chemicals 1.0%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	2,780	2,906,777
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	0.990(c)	11/15/20	17,350	17,354,083
Sr. Unsec’d. Notes	3.766	11/15/20	1,000	1,001,122

Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	1.900	05/13/23	5,000	5,161,482
				26,423,464
Commercial Services 0.5%
PayPal Holdings, Inc., Sr. Unsec’d. Notes	1.350	06/01/23	9,000	9,197,292
Verisk Analytics, Inc., Sr. Unsec’d. Notes	5.800	05/01/21	5,000	5,124,810
				14,322,102
Computers 1.4%
Apple, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.130%	1.386(c)	02/23/21	6,524	6,546,629
Sr. Unsec’d. Notes	1.700	09/11/22	5,000	5,129,896

Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	0.929(c)	03/12/21	5,000	5,006,727

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)

IBM Credit LLC, Sr. Unsec’d. Notes	2.650%	02/05/21	3,000	$3,018,524
International Business Machines Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%	0.654(c)	05/13/21	18,800	18,835,744
				38,537,520
Cosmetics/Personal Care 0.6%
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	2.150	08/11/22	6,499	6,714,849
Unilever Capital Corp. (United Kingdom), Gtd. Notes	0.375	09/14/23	10,000	10,014,589
				16,729,438
Diversified Financial Services 1.0%
AIG Global Funding, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.650%	0.866(c)	01/22/21	10,000	10,012,692
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.700%	0.951(c)	03/03/22	1,561	1,571,069
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	6,000	6,353,384
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	0.567(c)	05/21/21	10,500	10,506,074
				28,443,219
Electric 4.2%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes	2.150	11/13/20	15,000	15,007,738
Sr. Unsec’d. Notes, Series I	3.650	12/01/21	5,051	5,222,110

CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600	11/01/21	9,250	9,536,265
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C, 3 Month LIBOR + 0.400%	0.625(c)	06/25/21	9,000	9,019,487
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	3,500	3,526,545
DTE Energy Co., Sr. Unsec’d. Notes	2.250	11/01/22	27,000	27,915,688

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Duke Energy Corp., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%	0.765%(c)	05/14/21	500	$500,997
Duke Energy Florida LLC, Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.250%	0.484(c)	11/26/21	345	345,140
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	2,500	2,611,123
Gtd. Notes, 144A	4.250	09/14/23	5,000	5,465,966

National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.375%	0.595(c)	06/30/21	369	369,750
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.900	04/01/22	17,500	18,108,642
PPL Electric Utilities Corp., First Mortgage	2.500	09/01/22	9,000	9,281,890
Xcel Energy, Inc., Sr. Unsec’d. Notes	2.600	03/15/22	7,005	7,200,997
				114,112,338
Electronics 0.2%
Fortive Corp., Sr. Unsec’d. Notes	2.350	06/15/21	5,887	5,948,747
Foods 3.1%
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	0.770(c)	04/16/21	10,243	10,258,358
Sr. Unsec’d. Notes	3.200	04/16/21	16,500	16,712,473

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	10,000	10,145,176
Mondelez International, Inc., Sr. Unsec’d. Notes	0.625	07/01/22	21,900	21,982,376
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	10,000	9,963,747
Gtd. Notes, 144A	3.100	09/24/21	15,500	15,845,460
				84,907,590
Hand/Machine Tools 0.0%
Stanley Black & Decker, Inc., Gtd. Notes	3.400	12/01/21	1,000	1,026,495

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.1%
Stryker Corp., Sr. Unsec’d. Notes	2.625%	03/15/21	3,350	$3,370,865
Healthcare-Services 0.5%
Anthem, Inc., Sr. Unsec’d. Notes	2.500	11/21/20	15,000	15,017,093
Household Products/Wares 0.7%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	0.783(c)	06/24/22	18,050	18,108,834
Insurance 5.0%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	0.747(c)	09/20/21	24,400	24,397,886
Ambac Assurance Corp., Sub. Notes, 144A	5.100	–(rr)	11	14,349
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750	03/15/23	13,000	13,668,599
Chubb INA Holdings, Inc., Gtd. Notes	2.300	11/03/20	6,930	6,930,000
Jackson National Life Global Funding, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.480%	0.730(c)	06/11/21	16,800	16,836,152
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.500	12/29/20	3,485	3,502,634
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.450	10/09/21	9,250	9,524,761
Sec’d. Notes, 144A, MTN	3.375	01/11/22	13,750	14,248,055
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	0.569(c)	08/06/21	5,500	5,510,985
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	0.664(c)	07/12/22	16,760	16,841,714

Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500	09/23/23	12,000	11,992,225
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	2.625	11/19/20	1,750	1,751,850
Protective Life Global Funding, Sec’d. Notes, 144A	0.631	10/13/23	10,750	10,756,884
				135,976,094

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	0.846%(c)	12/01/20	8,000	$7,993,571
Machinery-Construction & Mining 0.9%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	1.700	08/09/21	1,471	1,487,591
Sr. Unsec’d. Notes, MTN	0.450	09/14/23	15,000	14,996,780
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.598(c)	12/07/20	9,600	9,601,912
				26,086,283
Machinery-Diversified 1.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	0.510(c)	09/10/21	10,600	10,621,125
Sr. Unsec’d. Notes, MTN	3.900	07/12/21	4,600	4,717,790

Otis Worldwide Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.684(c)	04/05/23	13,225	13,222,579
				28,561,494
Media 0.7%
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	2.950	06/30/23	3,500	3,674,879
TWDC Enterprises 18 Corp., Gtd. Notes, MTN, 3 Month LIBOR + 0.390%	0.641(c)	03/04/22	3,750	3,761,067
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.250%	0.496(c)	09/01/21	3,000	3,003,924
Gtd. Notes, 3 Month LIBOR + 0.390%	0.636(c)	09/01/22	8,000	8,036,204
				18,476,074
Oil & Gas 3.4%
BP Capital Markets America, Inc., Gtd. Notes	2.112	09/16/21	11,126	11,281,564
Exxon Mobil Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.370%	0.618(c)	03/06/22	1,362	1,367,451
Sr. Unsec’d. Notes	1.571	04/15/23	21,000	21,586,394

Phillips 66, Gtd. Notes	3.700	04/06/23	7,200	7,700,761

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.750%	04/16/22	13,020	$13,339,791
Total Capital International SA (France), Gtd. Notes	2.218	07/12/21	11,000	11,131,406
Valero Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%	1.400(c)	09/15/23	15,000	14,991,400
Sr. Unsec’d. Notes	2.700	04/15/23	12,000	12,347,106
				93,745,873
Pharmaceuticals 4.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.375	11/14/21	4,000	4,119,283
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.350%	0.597(c)	05/21/21	11,000	11,012,757
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.460%	0.728(c)	11/19/21	5,000	5,011,152
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.650%	0.897(c)	11/21/22	4,000	4,018,630

AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	2.375	11/16/20	26,000	26,019,377
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500	06/25/21	7,500	7,628,744
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.200%	0.480(c)	11/16/20	17,800	17,801,784
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.660(c)	05/16/22	4,000	4,011,361

Cigna Corp., Gtd. Notes	3.400	09/17/21	16,466	16,902,330
EMD Finance LLC (Germany), Gtd. Notes, 144A	2.950	03/19/22	1,500	1,543,935
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534	10/01/23	13,500	13,523,221
McKesson Corp., Sr. Unsec’d. Notes	3.650	11/30/20	2,000	2,004,974
Pfizer, Inc., Sr. Unsec’d. Notes	1.950	06/03/21	9,100	9,191,782
				122,789,330
Pipelines 1.4%
Enterprise Products Operating LLC,
Gtd. Notes	3.500	02/01/22	19,250	19,973,520
Gtd. Notes	3.900	02/15/24	4,376	4,776,731

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21	10,830	$10,881,816
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000	02/15/21	2,604	2,626,755
				38,258,822
Retail 1.2%
AutoZone, Inc., Sr. Unsec’d. Notes	3.700	04/15/22	5,730	5,953,103
Home Depot, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.556(c)	03/01/22	2,419	2,422,921
Sr. Unsec’d. Notes	2.625	06/01/22	6,000	6,213,166

McDonald’s Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	0.652(c)	10/28/21	3,100	3,109,968
Starbucks Corp., Sr. Unsec’d. Notes	1.300	05/07/22	2,000	2,028,472
Walmart, Inc., Sr. Unsec’d. Notes	3.125	06/23/21	11,717	11,931,584
				31,659,214
Semiconductors 0.4%
Intel Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.603(c)	05/11/22	10,000	10,038,313
Software 0.4%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	8,000	8,063,766
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,800	1,826,606
				9,890,372
Telecommunications 0.4%
Rogers Communications, Inc. (Canada), Gtd. Notes, 3 Month LIBOR + 0.600%	0.825(c)	03/22/22	10,400	10,455,370

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.9%
FedEx Corp., Gtd. Notes	3.400%	01/14/22	1,000	$1,034,682
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875	06/01/22	6,000	6,203,839
United Parcel Service, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.660(c)	05/16/22	11,800	11,851,547
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.675(c)	04/01/23	5,144	5,175,312
Sr. Unsec’d. Notes	3.125	01/15/21	1,000	1,005,789
				25,271,169
Trucking & Leasing 0.7%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	1.196(c)	06/01/21	19,000	18,631,090

Total Corporate Bonds (cost $1,493,181,678)				1,510,231,570

Total Long-Term Investments (cost $2,307,078,455)				2,331,601,382

Shares
Short-Term Investments 14.6%
Affiliated Mutual Fund 7.6%
PGIM Core Ultra Short Bond Fund (cost $207,136,599)(w)	207,136,599	207,136,599

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 1.0%
BNP Paribas SA, 3 Month LIBOR + 0.250%	0.464%(c)	02/01/21	12,000	11,997,585
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.355%	0.635(c)	05/13/21	16,000	16,012,994

Total Certificates of Deposit (cost $27,990,150)				28,010,579

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper 6.0%
American Honda Finance Corp., 144A	0.270%(n)	12/15/20	15,000	$14,996,071
BAT International Finance PLC,
144A	0.320(n)	11/30/20	11,000	10,998,191
144A	0.350(n)	11/02/20	9,000	8,999,765

Boeing Co. (The), 144A	2.206(n)	11/18/20	21,000	20,991,211
ENI Finance USA, Inc., 144A	0.300(n)	12/15/20	10,000	9,997,253
Glencore Funding LLC, 144A	0.501(n)	12/17/20	20,000	19,988,107
National Grid PLC, 144A	0.274(n)	12/14/20	15,000	14,996,250
Nissan Motor Acceptance Corp.,
144A	1.942(n)	12/11/20	5,000	4,991,962
144A	1.963(n)	12/15/20	5,000	4,990,921
144A	1.973(n)	12/14/20	7,500	7,486,875

Nutrien Ltd., 144A	0.240(n)	12/18/20	8,000	7,997,789
TransCanada PipeLines Ltd.,
144A	0.280(n)	12/11/20	8,000	7,998,152
144A	0.290(n)	12/15/20	10,000	9,997,432

Waste Management, Inc., 144A	0.351(n)	07/12/21	20,000	19,953,250

Total Commercial Paper (cost $164,351,807)				164,383,229

Total Short-Term Investments (cost $399,478,556)				399,530,407

TOTAL INVESTMENTS 99.6% (cost $2,706,557,011)				2,731,131,789
Other assets in excess of liabilities(z) 0.4%				10,265,856

Net Assets 100.0%				$2,741,397,645

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
AMBAC	American Municipal Bond Assurance Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2020
S	Semiannual payment frequency for swaps
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Interest rate swap agreements outstanding at October 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
83,000	11/02/20	2.806%(S)	3 Month LIBOR(1)(Q)	$(801,961)	$(1,116,695)	$(314,734)
109,000	11/10/20	1.943%(S)	3 Month LIBOR(1)(Q)	933,590	(995,158)	(1,928,748)
30,943	12/21/20	3.008%(S)	3 Month LIBOR(1)(Q)	(263,857)	(451,857)	(188,000)
22,854	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	(207,181)	(300,213)	(93,032)
173,790	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	(774,544)	(4,654,528)	(3,879,984)
26,500	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	(440,672)	(735,418)	(294,746)
95,600	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	2,013,686	(1,617,134)	(3,630,820)
22,000	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	(535,710)	(623,566)	(87,856)
33,301	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	(135,630)	(1,247,221)	(1,111,591)
7,000	01/24/22	2.426%(S)	3 Month LIBOR(1)(Q)	—	(236,433)	(236,433)
24,550	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	11,634	(754,489)	(766,123)
49,030	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(286,839)	(1,574,493)	(1,287,654)
74,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	(116,415)	(2,477,638)	(2,361,223)
21,900	07/02/22	(0.001)%(A)	1 Day USOIS(1)(A)	—	28,198	28,198
18,500	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(17,603)	(439,120)	(421,517)
59,800	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(586,731)	(2,021,140)	(1,434,409)
15,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	—	(458,428)	(458,428)
65,700	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(3,959,253)	(4,362,547)	(403,294)
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)	(3,564)	62,474	66,038
				$(5,171,050)	$(23,975,406)	$(18,804,356)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).